JPMorgan International Hedged Equity Fund
Schedule of Portfolio Investments as of January 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 94.9%
Australia — 6.3%
ANZ Group Holdings Ltd.	23	408
Aurizon Holdings Ltd.	28	68
BHP Group Ltd.	57	1,760
Brambles Ltd.	16	153
Commonwealth Bank of Australia	11	816
Dexus, REIT	17	86
Glencore plc	21	113
Goodman Group, REIT	42	701
GPT Group (The), REIT	36	110
Insurance Australia Group Ltd.	60	238
Macquarie Group Ltd.	4	463
Medibank Pvt Ltd.	109	273
Mirvac Group, REIT	127	178
National Australia Bank Ltd.	26	541
QBE Insurance Group Ltd.	40	408
Rio Tinto Ltd.	17	1,460
Rio Tinto plc	8	551
Santos Ltd.	87	440
Wesfarmers Ltd.	7	261
Westpac Banking Corp.	26	405
Woodside Energy Group Ltd.	7	144
Woolworths Group Ltd.	22	514
		10,091
Austria — 0.2%
Erste Group Bank AG	7	300
Belgium — 0.5%
Anheuser-Busch InBev SA	6	364
KBC Group NV	6	367
		731
China — 0.5%
BOC Hong Kong Holdings Ltd.	103	246
Prosus NV	16	474
Xinyi Glass Holdings Ltd.	46	38
		758
Denmark — 3.2%
Carlsberg A/S, Class B	5	695
Genmab A/S *	1	127
Novo Nordisk A/S, Class B	38	4,323
		5,145
Finland — 0.9%
Nokia OYJ	30	109
Nordea Bank Abp	109	1,344
		1,453

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
France — 12.0%
Air Liquide SA	10	1,943
Airbus SE	7	1,110
AXA SA	7	237
BNP Paribas SA	18	1,208
Capgemini SE	6	1,422
Cie Generale des Etablissements Michelin SCA	4	142
Dassault Systemes SE	5	228
Engie SA	72	1,153
Kering SA	1	293
Legrand SA	12	1,188
L'Oreal SA	3	1,385
LVMH Moet Hennessy Louis Vuitton SE	4	3,121
Orange SA	55	657
Pernod Ricard SA	3	497
Safran SA	7	1,263
Societe Generale SA	28	727
TotalEnergies SE	15	954
Vinci SA	13	1,630
		19,158
Germany — 7.6%
adidas AG	2	368
Allianz SE (Registered)	8	2,171
BASF SE	2	74
Bayer AG (Registered)	6	197
Brenntag SE	2	145
Deutsche Post AG	20	953
Deutsche Telekom AG (Registered)	51	1,261
Infineon Technologies AG	32	1,160
Mercedes-Benz Group AG	4	261
Merck KGaA	1	213
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	2	968
RWE AG	34	1,236
SAP SE	10	1,678
Siemens AG (Registered)	7	1,264
Symrise AG	1	88
Zalando SE * (a)	6	127
		12,164
Hong Kong — 1.6%
AIA Group Ltd.	118	927
CK Asset Holdings Ltd.	44	201
CLP Holdings Ltd.	10	80
Hong Kong Exchanges & Clearing Ltd.	13	397
Link, REIT	19	93
Prudential plc	36	373

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hong Kong — continued
Sun Hung Kai Properties Ltd.	19	177
Techtronic Industries Co. Ltd.	31	324
		2,572
Ireland — 0.5%
Kingspan Group plc	6	498
Kingspan Group plc	3	260
		758
Italy — 1.1%
Enel SpA	26	174
FinecoBank Banca Fineco SpA	39	568
UniCredit SpA	33	963
		1,705
Japan — 23.4%
AGC, Inc.	6	207
Ajinomoto Co., Inc.	20	817
Asahi Group Holdings Ltd.	20	758
Asahi Kasei Corp.	30	227
Bridgestone Corp.	20	854
Central Japan Railway Co.	31	775
Daiichi Sankyo Co. Ltd.	36	1,078
Daikin Industries Ltd.	5	801
Daiwa House Industry Co. Ltd.	24	745
Denso Corp.	46	724
Dentsu Group, Inc.	23	616
Fuji Electric Co. Ltd.	9	461
Hitachi Ltd.	17	1,351
Honda Motor Co. Ltd.	26	293
Hoya Corp.	9	1,156
ITOCHU Corp.	28	1,248
Keyence Corp.	3	1,521
Komatsu Ltd.	3	74
Konami Group Corp.	6	387
Kyowa Kirin Co. Ltd.	25	397
Mitsubishi Corp.	84	1,443
Mitsubishi UFJ Financial Group, Inc.	58	541
Mitsui Fudosan Co. Ltd.	31	771
Murata Manufacturing Co. Ltd.	37	739
NIDEC Corp.	3	97
Nintendo Co. Ltd.	6	346
Nippon Paint Holdings Co. Ltd.	13	104
Nippon Steel Corp.	6	152
Nippon Telegraph & Telephone Corp.	729	916
Nomura Research Institute Ltd.	15	468
ORIX Corp.	32	624
Osaka Gas Co. Ltd.	13	267
Otsuka Corp.	11	467

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Pan Pacific International Holdings Corp.	8	162
Recruit Holdings Co. Ltd.	12	462
Renesas Electronics Corp. *	17	282
Shimadzu Corp.	6	158
Shimano, Inc.	3	359
Shin-Etsu Chemical Co. Ltd.	38	1,508
Shionogi & Co. Ltd.	12	595
Shiseido Co. Ltd.	4	109
SoftBank Group Corp.	4	190
Sony Group Corp.	18	1,746
Sumitomo Electric Industries Ltd.	45	602
Sumitomo Metal Mining Co. Ltd.	15	409
Sumitomo Mitsui Financial Group, Inc.	27	1,409
Suzuki Motor Corp.	17	777
T&D Holdings, Inc.	41	682
Takeda Pharmaceutical Co. Ltd.	4	112
Terumo Corp.	26	894
Tokio Marine Holdings, Inc.	41	1,070
Tokyo Electron Ltd.	9	1,707
Toyota Motor Corp.	109	2,164
Yamato Holdings Co. Ltd.	24	413
		37,235
Macau — 0.1%
Sands China Ltd. *	60	159
Netherlands — 6.4%
Adyen NV * (a)	—	276
ASML Holding NV	5	4,485
Koninklijke Ahold Delhaize NV	13	367
Koninklijke KPN NV	207	705
NN Group NV	21	851
Shell plc	88	2,730
Wolters Kluwer NV	5	696
		10,110
Singapore — 0.9%
DBS Group Holdings Ltd.	35	817
Oversea-Chinese Banking Corp. Ltd.	18	173
Sea Ltd., ADR *	3	132
United Overseas Bank Ltd.	17	350
		1,472
South Korea — 0.1%
Delivery Hero SE * (a)	3	75
Spain — 1.9%
Banco Bilbao Vizcaya Argentaria SA	43	407
Banco Santander SA	242	972

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Spain — continued
Iberdrola SA	55	660
Industria de Diseno Textil SA	21	913
		2,952
Sweden — 2.4%
Atlas Copco AB, Class A	97	1,543
Sandvik AB	23	488
Skandinaviska Enskilda Banken AB, Class A	23	329
Volvo AB, Class B	61	1,458
		3,818
Switzerland — 4.6%
Cie Financiere Richemont SA (Registered)	7	1,024
Givaudan SA (Registered)	—	204
Julius Baer Group Ltd.	4	238
Lonza Group AG (Registered)	2	1,141
Novartis AG (Registered)	19	1,933
Sandoz Group AG *	4	133
SGS SA (Registered)	6	583
Sika AG (Registered)	2	433
UBS Group AG (Registered)	19	568
Zurich Insurance Group AG	2	1,022
		7,279
United Kingdom — 12.6%
3i Group plc	49	1,529
AstraZeneca plc	21	2,822
Barclays plc	402	746
Berkeley Group Holdings plc	13	799
BP plc	339	1,978
British American Tobacco plc	14	411
Centrica plc	281	492
DCC plc	4	286
Diageo plc	38	1,361
HSBC Holdings plc	114	891
InterContinental Hotels Group plc	11	1,067
Intertek Group plc	2	108
Lloyds Banking Group plc	1,597	856
London Stock Exchange Group plc	4	450
National Grid plc	18	236
Next plc	1	154
Reckitt Benckiser Group plc	10	724
RELX plc	44	1,830
SSE plc	40	861
Standard Chartered plc	87	660
Taylor Wimpey plc	114	212

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United Kingdom — continued
Tesco plc	210	763
Unilever plc	17	804
		20,040
United States — 8.1%
CSL Ltd.	4	866
GSK plc	67	1,325
Nestle SA (Registered)	34	3,928
Roche Holding AG	10	2,724
Sanofi SA	5	474
Schneider Electric SE	10	1,946
Stellantis NV	77	1,693
		12,956
Total Common Stocks (Cost $114,526)		150,931
	NO. OF CONTRACTS
Options Purchased — 0.6%
Put Options Purchased — 0.6%
United States — 0.6%
MSCI EAFE Index
3/28/2024 at USD 2,105.00, European Style
Notional Amount: USD 159,622
Counterparty: Exchange-Traded * (Cost $1,386)	710	941
	SHARES (000)
Short-Term Investments — 4.0%
Investment Companies — 4.0%
JPMorgan Prime Money Market Fund Class IM Shares, 5.47% (b) (c)(Cost $6,451)	6,446	6,451
Total Investments — 99.5% (Cost $122,363)		158,323
Other Assets Less Liabilities — 0.5%		769
NET ASSETS — 100.0%		159,092

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
OYJ	Public Limited Company
REIT	Real Estate Investment Trust

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
SCA	Limited partnership with share capital
USD	United States Dollar

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2024.
Summary of Investments by Industry, January 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals	10.3%
Banks	10.1
Insurance	5.8
Semiconductors & Semiconductor Equipment	4.8
Oil, Gas & Consumable Fuels	3.9
Automobiles	3.3
Textiles, Apparel & Luxury Goods	3.0
Food Products	3.0
Chemicals	2.9
Metals & Mining	2.8
Machinery	2.5
Electrical Equipment	2.3
Professional Services	2.3
Beverages	2.3
Capital Markets	2.3
Diversified Telecommunication Services	2.2
Industrial Conglomerates	1.8
Trading Companies & Distributors	1.8
Household Durables	1.7
Electronic Equipment, Instruments & Components	1.5
Aerospace & Defense	1.5
IT Services	1.5
Automobile Components	1.5
Personal Care Products	1.5
Health Care Equipment & Supplies	1.3
Software	1.2
Real Estate Management & Development	1.2
Multi-Utilities	1.2
Building Products	1.1
Electric Utilities	1.1
Consumer Staples Distribution & Retail	1.0
Construction & Engineering	1.0
Others (each less than 1.0%)	10.2
Short-Term Investments	4.1

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
Futures contracts outstanding as of January 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI EAFE E-Mini Index	38	03/15/2024	USD	4,242	83
SPI 200 Index	22	03/21/2024	AUD	2,727	132
					215

Abbreviations
AUD	Australian Dollar
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
SPI	Australian Securities Exchange
USD	United States Dollar
Written Call Options Contracts as of January 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
MSCI EAFE Index	Exchange-Traded	710	USD 159,622	USD 2,345.00	3/28/2024	(429)
Written Put Options Contracts as of January 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
MSCI EAFE Index	Exchange-Traded	710	USD 159,622	USD 1,770.00	3/28/2024	(89)
Total Written Options Contracts (Premiums Received $1,440)						(518)

Abbreviations
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$10,091	$—	$10,091
Austria	—	300	—	300
Belgium	—	731	—	731
China	474	284	—	758
Denmark	—	5,145	—	5,145
Finland	—	1,453	—	1,453

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
France	$—	$19,158	$—	$19,158
Germany	—	12,164	—	12,164
Hong Kong	—	2,572	—	2,572
Ireland	—	758	—	758
Italy	—	1,705	—	1,705
Japan	—	37,235	—	37,235
Macau	—	159	—	159
Netherlands	—	10,110	—	10,110
Singapore	132	1,340	—	1,472
South Korea	—	75	—	75
Spain	—	2,952	—	2,952
Sweden	—	3,818	—	3,818
Switzerland	—	7,279	—	7,279
United Kingdom	—	20,040	—	20,040
United States	—	12,956	—	12,956
Total Common Stocks	606	150,325	—	150,931
Options Purchased	941	—	—	941
Short-Term Investments
Investment Companies	6,451	—	—	6,451
Total Investments in Securities	$7,998	$150,325	$—	$158,323
Appreciation in Other Financial Instruments
Futures Contracts	$215	$—	$—	$215
Depreciation in Other Financial Instruments
Options Written
Call Options Written	(429)	—	—	(429)
Put Options Written	(89)	—	—	(89)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(303)	$—	$—	$(303)
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2024	Shares at January 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.47% (a) (b)	$—	$7,489	$1,038	$— (c)	$—	$6,451	6,446	$12	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 5.18% (a) (b)	3,627	14,824	18,451	—	—	—	—	58	—
Total	$3,627	$22,313	$19,489	$—	$—	$6,451		$70	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
(b)	The rate shown is the current yield as of January 31, 2024.
(c)	Amount rounds to less than one thousand.